Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 1,693,597	$ 232,022	¥ 4,996,353		¥ 2,801,299
Restricted cash	93,515	12,812	131,794		14,175
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 1,787,112	$ 244,834	¥ 5,128,147	$ 702,553	¥ 2,815,474	¥ 4,331,556